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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: December 31, 2015

Item 1. Schedule of Investments

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2015

Common Stock - 95.1%
	Shares	Value
AIRLINES - 2.0%
Spirit Airlines, Inc. (a)	13,226	527,056
Virgin America Inc. (a)(b)	39,596	1,425,852
		1,952,908
AUTO COMPONENTS - 1.5%
Motorcar Parts of America, Inc. (a)	43,206	1,460,795

BUILDING PRODUCTS - 2.0%
NCI Building Systems, Inc. (a)	38,474	477,462
Trex Company, Inc. (a)	37,800	1,437,912
		1,915,374
CAPITAL MARKETS - 1.8%
Greenhill & Co., Inc.	8,997	257,404
Hercules Technology Growth Capital, Inc.	119,420	1,455,730
		1,713,134
CHEMICALS - 2.2%
Ferro Corporation (a)	188,035	2,090,949

COMMERCIAL BANKS - 23.5%
Ameris Bancorp (c)	117,700	4,000,623
Astoria Financial Corporation	120,100	1,903,585
BNC Bancorp	86,200	2,187,756
Brookline Bancorp, Inc.	156,000	1,794,000
Bryn Mawr Bank Corporation	54,146	1,555,073
Central Pacific Financial Corporation	83,883	1,847,104
CoBiz Financial, Inc.	103,909	1,394,459
Colony Bankcorp, Inc. (a)	10,000	97,100
Dime Community Bancshares, Inc.	96,900	1,694,781
F.N.B. Corporation	117,880	1,572,519
International Bancshares Corporation	60,700	1,559,990
Pinnacle Financial Partners, Inc.	28,369	1,457,032
Southwest Bancorp, Inc.	88,700	1,550,476
		22,614,498
COMMERCIAL SERVICES & SUPPLIES - 0.3%
ARC Document Solutions, Inc. (a)	51,309	226,786

CONSTRUCTION & ENGINEERING - 1.5%
Tutor Perini Corporation (a)	86,471	1,447,525

CONSTRUCTION MATERIALS - 1.4%
U.S. Concrete, Inc. (a)	26,760	1,409,182

DIVERSIFIED TELECOMMUNICATIONS -1.5%
Fairpoint Communications, Inc. (a)	88,873	1,428,189

ELECTRIC UTILITIES - 1.6%
ALLETE, Inc.	29,700	1,509,651

HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
Natus Medical, Inc. (a)	66,220	3,181,871

HOTELS, RESTAURANTS & LEISURE - 1.3%
Papa Johns International, Inc.	22,128	1,236,291

INSURANCE - 1.5%
United Insurance Holdings Corporation	81,741	1,397,771

IT SERVICES - 4.4%
Alliance Data Systems Corporation (a)	2,255	623,665
Cardtronics, Inc. (a)	46,183	1,554,058
Luxoft Holding, Inc. (a)	26,281	2,027,054
		4,204,777
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Cambrex Corporation (a)	21,397	1,007,585

MACHINERY - 1.5%
Greenbrier Companies, Inc. (The)	42,718	1,393,461

MEDIA - 10.5%
Cinemark Holdings, Inc.	48,191	1,611,025
Entravision Communications Corporation, Class A	222,064	1,712,113
IMAX Corporation (a)	88,331	3,139,284
National CineMedia, Inc.	98,995	1,555,211
Regal Entertainment Group (b)	106,911	2,017,411
		10,035,044
OIL, GAS & CONSUMABLE FUELS - 1.1%
Diamondback Energy, Inc. (a)	16,670	1,115,223

PROFESSIONAL SERVICES - 3.5%
Kforce, Inc. (a)	119,694	3,025,864
WageWorks, Inc. (a)	7,985	362,279
		3,388,143
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
RMR Group Inc.	809	11,658

REAL ESTATE TRUSTS (REITS) - 13.6%
Brandywine Realty Trust	27,912	381,278
DuPont Fabros Technology, Inc.	49,205	1,564,227
Education Realty Trust, Inc. (a)	58,957	2,233,291
EPR Properties	79,410	4,641,515
Hersha Hospitality Trust	63,083	1,372,686
Physicians Realty Trust	115,622	1,949,387
Select Income Reit	45,722	906,210
		13,048,594
ROAD & RAIL - 1.5%
Swift Transportation Company (a)	106,414	1,470,641

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT - 4.4%
Ambarella, Inc. (a)	3,638	202,782
Canadian Solar, Inc. (a)	2,548	73,790
Integrated Device Technology, Inc. (a)	107,839	2,841,558
Microsemi Corporation (a)	34,728	1,131,786
		4,249,916
SOFTWARE - 1.3%
Verint Systems, Inc. (a)	30,324	1,229,941

SPECIALTY RETAIL - 2.6%
Asbury Automotive Group, Inc. (a)	27,946	1,884,678
Restoration Hardware Holdings, Inc. (a)	7,958	632,263
		2,516,941
TEXTILES & APPAREL & LUXURY GOODS - 1.2%
Deckers Outdoor Corporation (a)	25,100	1,184,720

TRADING COMPANIES & DISTRIBUTORS - 3.1%
Air Lease Corporation	43,819	1,467,060
WESCO International, Inc. (a)	34,300	1,498,224
		2,965,284

TOTAL COMMON STOCK
(Cost $ 73,740,449)		91,406,852

SHORT TERM INVESTMENTS - 6.7%
	Par Value	Value
Money Market -6.7%
State Street Bank Institutional Liquid Reserves	$6,406,566	$6,406,566
(Cost $ 6,406,566)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 101.8%
(Cost $ 80,147,015)		97,813,418

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 3.1%

Money Market - 3.1%
Western Asset Institutional Cash Reserves - Inst.
(Cost $ 2,982,189 )		2,982,189

TOTAL INVESTMENTS - 104.9%		100,795,607
(Cost $ 83,129,204 )
OTHER ASSETS & LIABILITIES (NET) - (4.9)%		(4,730,606)
NET ASSETS - 100%		$ 96,065,001

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) A portion of this security is restricted.
(d) At December 31, 2015, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 80,595,802 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$19,060,929
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(1,843,313)

Net unrealized appreciation / (depreciation)		$17,217,616

The percentage of each investment category is calculated as a percentage of net assets.

(d)	At September 30, 2015, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $
was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$0
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		-

Net unrealized appreciation / (depreciation)		$0

Pear Tree Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

		Quoted Prices	Significant Other	Significant	Market Value at
Small Cap		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2015
		Level 1	Level 2	Level 3	Total
Common Stock *		$78,358,258	$-	$-	$78,358,258
Real Estate Investment Trusts		13,048,594	-	-	13,048,594
Short Term Investments		2,982,189	6,406,566	-	9,388,755
Total		$94,389,041	$6,406,566	$-	$100,795,607

	*	Refer to Schedule of Investments for breakout by industry .
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Small Cap Fund had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2015

Common Stock - 100.0%

		Shares	Value
AEROSPACE & DEFENSE - 1.3%
	Precision Castparts Corp.	3,531	$819,227
	United Technologies Corporation	7,215	693,145
			1,512,372
BEVERAGES - 3.3%
	Coca-Cola Company (The)	91,304	3,922,420

CHEMICALS - 0.9%
	Johnson Matthey plc (c)	1,718	136,409
	Monsanto Company	9,188	905,202
			1,041,611
COMMUNICATIONS EQUIPMENT - 2.2%
	QUALCOMM Incorporated	53,095	2,653,954

COMPUTERS & PERIPHERALS - 6.2%
	Apple, Inc.	36,558	3,848,095
	EMC Corporation	44,180	1,134,543
	International Business Machines	13,734	1,890,073
	Teradata Corporation (a)	22,048	582,508
			7,455,219
DISTRIBUTORS - 0.3%
	Genuine Parts Company	3,977	341,585

ELECTRICAL EQUIPMENT - 1.6%
	Emerson Electric Co.	20,246	968,366
	Honeywell International Inc.	6,059	627,531
	Rockwell Automation, Inc.	3,654	374,937
			1,970,834
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
	Amphenol Corporation	5,935	309,985

FOOD PRODUCTS - 4.5%
	Nestle, S.A. (c)	30,734	2,287,224
	Unilever N.V. (c)	34,568	1,497,486
	Unilever plc (c)	36,411	1,570,042
			5,354,752
FOOD STAPLES & DRUG RETAILING - 5.0%
	Costco Wholesale Corporation	5,721	923,941
	CVS Caremark Corporation	9,036	883,450
	PepsiCo, Inc.	13,379	1,336,830
	SYSCO Corporation	4,955	203,155
	Wal-Mart Stores, Inc.	42,382	2,598,017
			5,945,393
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
	Becton, Dickinson and Company	5,767	888,637
	C. R. Bard, Inc.	461	87,332
	Intuitive Surgical, Inc. (a)	725	395,966
	Medtronic plc	39,367	3,028,110
	St. Jude Medical, Inc.	7,437	459,383
	Stryker Corporation	10,572	982,562
	Zimmer Holdings, Inc.	4,407	452,114
			6,294,104
HEALTH CARE PROVIDERS & SERVICES - 7.0%
	Anthem, Inc.	2,831	394,755
	Express Scripts Holding Company (a)	39,908	3,488,358
	Henry Schein, Inc. (a)	361	57,106
	Humana Inc.	4,919	878,091
	UnitedHealth Group, Inc.	30,430	3,579,785
			8,398,095
HOTELS, RESTAURANTS & LEISURE - 1.8%
	Compass Group PLC (b)(c)	52,266	920,927
	McDonald's Corporation	10,344	1,222,040
			2,142,967
HOUSEHOLD PRODUCTS - 7.8%
	Church & Dwight Co., Inc.	3,830	325,090
	Colgate-Palmolive Company	20,889	1,391,625
	Procter & Gamble Company (The)	70,456	5,594,911
	Reckitt Benckiser Group plc	21,620	2,036,388
			9,348,014
INDUSTRIAL CONGLOMERATES - 2.2%
	3M Company	17,760	2,675,366

INTERNET & CATALOG RETAIL - 0.2%
	TripAdvisor, Inc. (a)	3,181	271,180

INTERNET SOFTWARE & SERVICES - 6.4%
	Alphabet Inc. (a)	7,253	5,642,907
	Alphabet Inc. C (a)	2,457	1,864,568
	Sage Group plc (The) (c)	2,947	105,620
			7,613,095
IT CONSULTING & SERVICES - 2.5%
	Accenture plc	16,583	1,732,923
	Cognizant Technology Solutions Corporation (a)	14,267	856,305
	Paychex, Inc.	7,686	406,513
			2,995,741
MACHINERY - 2.6%
	Danaher Corporation	19,291	1,791,748
	Dover Corporation	3,464	212,378
	Illinois Tool Works, Inc.	11,929	1,105,580
			3,109,706
PERSONAL PRODUCTS - 0.1%
	Estee Lauder Companies, Inc. (The)	1,574	138,606

PHARMACEUTICALS & BIOTECHNOLOGY - 11.9%
	Abbott Laboratories	35,836	1,609,395
	Amgen, Inc.	1,270	206,159
	AstraZeneca plc (c)	128,305	4,355,955
	Eli Lilly and Company	7,815	658,492
	Johnson & Johnson	59,836	6,146,354
	Novartis AG (c)	6,271	539,557
	Pfizer Inc.	22,083	712,839
			14,228,751
RETAILING - 0.3%
	TJX Companies, Inc. (The)	5,950	421,915

SEMICONDUCTOR EQUIPMENTS & PRODUCTS - 0.6%
	Analog Devices, Inc.	8,778	485,599
	Xilinx, Inc.	5,316	249,692
			735,291
SOFTWARE & SERVICES - 15.8%
	Cisco Systems, Inc.	162,476	4,412,036
	Citrix Systems, Inc. (a)	5,491	415,394
	Intuit Inc.	5,594	539,821
	MasterCard Incorporated	4,972	484,074
	Microsoft Corporation	127,288	7,061,938
	Oracle Corporation	131,795	4,814,471
	PayPal Holdings, Inc. (a)	20,986	759,693
	SAP AG (b)(c)	5,141	406,653
			18,894,080
SPECIALTY RETAIL - 0.3%
	Bed Bath & Beyond Inc. (a)	6,578	317,389

TEXTILES & APPAREL - 2.1%
	Burberry Group plc (c)	4,039	70,662
	LVMH Moët Hennessy-Louis Vuitton S.A. (c)	22,566	710,716
	Nike, Inc. B	14,554	909,625
	Swatch Group AG (The) (c)	11,266	195,127
	V.F. Corporation	9,514	592,247
			2,478,377
TOBACCO - 5.7%
	British American Tobacco p.l.c. (c)	23,581	2,604,521
	Philip Morris International, Inc.	45,749	4,021,795
	Reynolds American, Inc.	4,869	224,704
			6,851,020
TRADING COMPANIES & DISTRIBUTION - 0.3%
	W.W. Grainger, Inc. (b)	1,706	345,619

WIRELESS TELECOMMUNICATIONS - 1.5%
	KDDI Corporation (a)(c)	41,238	533,826
	NTT DOCOMO, Inc. (a)(c)	60,580	1,241,890
			1,775,716

TOTAL COMMON STOCK			119,543,157
	(Cost $110,107,865)

Short Term Investments - 0.2%		Par Value	Value
	State Street Bank & Trust Co., Repurchase Agreement	217,747	$217,747
	.0%, 01/04/16, (Dated 12/31/15), Collateralized by 210,000 par
	U.S. Treasury Note-3.5% due 05/15/2020,
	Market Value $226,538, Repurchase Proceeds $217,748
	(Cost $217,747)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.2%
	(Cost $110,325,612)		119,760,904

Money Market - 1.4%
	Western Asset Institutional Cash Reserves - Inst.
	(Cost $1,735,204)	1,735,204	1,735,204

TOTAL INVESTMENTS 101.6%			$121,496,108
	(Cost $112,060,816)
OTHER ASSETS & LIABILITIES (NET) - (1.6%)			(1,918,157)
NET ASSETS - 100%			$119,577,951

(a)	Non-Income producing security
(b)	All or a portion of this security is out on loan
(c)	ADR - American Depositary Receipts
(d)	At December 31, 2015, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $110,486,110 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost			$12,711,901
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value			(3,437,106)

Net unrealized appreciation / (depreciation)			$9,274,795

The percentage of each investment category is calculated as a percentage of net assets.

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

		Quoted Prices	Significant Other	Significant	Market Value at
Quality		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2015
		Level 1	Level 2	Level 3	Total
Common Stock *		$102,366,542	$-	$-	$102,366,542
Depository Receipts		17,176,615	-	-	17,176,615
Short Term Investments		1,735,204	217,747	-	1,952,951
Total		$121,278,361	$217,747	$-	$121,496,108

	*	Refer to Schedule of Investments for breakout by industry .
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Quality Fund had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
December 31, 2015

Common Stock - 63.4%
		Shares	Value
BRAZIL - 2.8%
	Ambev SA (c)	73,334	$327,070
	Banco do Brasil S.A.	105,512	393,111
	Companhia Brasileira de Distribuicao SP (c)	10,938	115,068
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	219,400	415,924
	Energias do Brasil S.A.	86,200	262,331
	JBS S.A.	154,200	481,357
	KLABIN S.A.	107,200	635,410
	Petroleo Brasileiro S.A. (a)	43,583	94,409
	Petroleo Brasileiro S.A. (a)(c)	37,232	126,589
	Sul America S.A.	36,400	171,224
	Transmissora Alianca de Energia Eletrica S.A.	37,200	157,498
			3,179,991
CHINA - 11.6%
	Agricultural Bank of China, Class H	702,000	287,111
	Alibaba Group Holding Ltd. (a)(c)	7,687	624,722
	Baidu, Inc.	1,916	362,201
	Bank of China Ltd., H	3,303,392	1,474,652
	Beijing Capital International Airport Co., Ltd. H	230,000	248,374
	China Construction Bank Corporation	2,661,422	1,823,315
	China Life Insurance Co,. Limited	134,000	433,942
	China Petroleum & Chemical Corporation	883,810	534,792
	China Telecom Corporation Limited	1,378,000	647,149
	China Yuchai International Ltd.	12,626	135,856
	Datang International Power Generation Co., Ltd.	1,126,000	344,303
	Dongfeng Motor Group Company Limited	334,881	449,342
	Great Wall Motor Co., Ltd.	413,000	482,228
	Guangzhou R&F Properties Co., Ltd. H	482,800	594,873
	Huaneng Power International Inc. H	636,000	549,776
	Industrial & Commercial Bank of China Ltd.	1,640,911	990,796
	Jiangsu Expressway Co. Ltd. - H	156,000	210,528
	PetroChina Company Limited	833,778	547,547
	Ping An Insurance Group H Share	130,500	722,306
	Shanghai Electric Group Company Ltd. H (b)	842,000	446,486
	Sino-Ocean Land Holdings Ltd.	283,500	181,787
	Sinotrans Ltd. H Shares	1,202,000	646,687
	Zhejiang Expressway Co., Ltd.	466,000	560,345
			13,299,118
CZECH REPUBLIC - 0.5%
	CEZ A.S.	32,248	575,758

HONG KONG - 7.2%
	ANTA Sports Products, Ltd.	248,000	681,530
	Central China Real Estate Ltd.	364,371	76,627
	China Jinmao Holdings Group Ltd.	534,000	182,575
	China Mobile Limited	200,279	2,260,981
	Chongqing Rural Commercial Bank Co.	972,687	589,827
	CK Hutchison Holdings Ltd.	34,500	464,700
	CNOOC Limited	348,218	362,559
	KWG Property Holding Limited	745,919	552,404
	Longfor Properties Co., Ltd.	154,000	229,685
	Orient Overseas (International) Limited	40,500	194,641
	Pacific Textiles Holdings Ltd.	105,000	162,293
	Tencent Holdings Limited	126,600	2,494,171
			8,251,993
HUNGARY - 0.8%
	MOL Hungarian Oil an Gas Nyrt.	3,620	177,289
	Richter Gedeon Nyrt	37,682	711,780
			889,069
INDIA - 4.8%
	Apollo Tyres Ltd.	207,716	489,649
	Bharat Petroleum Corporation Ltd.	31,040	418,496
	Cairn India Ltd.	140,759	293,513
	Chambal Fertilizers & Chemicals Ltd.	166,995	157,766
	Grasim Industries Limited	1,766	100,033
	Hindustan Petroleum Corporation Ltd.	50,911	646,389
	Hindustan Zinc Ltd.	75,774	167,913
	Housing Development Finance Corp Ltd.	17,371	331,764
	IFCI Ltd.	309,512	129,361
	Indiabulls Housing Finance Limited	16,703	184,814
	IndianOil Corporation Ltd.	51,240	331,731
	Infosys Technologies Ltd. (c)	23,342	390,978
	Power Finance Corporation Limited	153,579	466,381
	Reliance Industries Ltd.	11,098	169,499
	Rural Electrification Corporation Limited	187,548	641,969
	SRF Limited	6,678	127,324
	Tata Chemicals Ltd.	23,612	147,048
	Tata Consultancy Services Ltd.	3,299	121,176
	United Phosphorus Limited	18,688	123,473
			5,439,277
INDONESIA - 0.5%
	PT Indofood CBP Sukses Makmur Tbk	121,700	118,963
	PT Matahari Putra Prima Tbk	161,300	21,355
	PT United Tractors Tbk	334,400	411,177
			551,495
MALAYSIA - 1.4%
	British American Tobacco (Malaysia) Berhad	19,044	248,745
	Cahya Mata Sarawak Berhad	81,000	96,781
	DiGi.Com Berhad	317,400	399,199
	JCY International Berhad	351,500	69,997
	Lafarge Malaysia Berhad	33,880	70,072
	Malaysia Building Society Berhad	437,112	143,549
	MISC Berhad	93,700	204,488
	Telekom Malaysia Berhad	181,578	286,735
	YTL Corporation Berhad	290,800	106,337
			1,625,903
MEXICO - 1.8%
	America Movil S.A.B. de C.V., Series L	790,570	556,189
	Controladora Comercial Mexicana S.A. de C.V.	61,200	168,737
	Fomento Economico Mexicano S.A.B. (c)	3,048	281,483
	GRUMA, S.A.B. de C.V., Series B	70,007	986,993
	Grupo Televisa S.A.B. (c)	3,324	90,446
	Telesites, S.A.B. de C.V. (a)	39,528	25,833
			2,109,681
PERU - 0.6%
	Credicorp Ltd.	6,559	638,322

PHILIPPINES - 1.0%
	Aboitiz Equity Ventures, Inc.	109,830	135,260
	Aboitiz Power Corporation	151,900	134,613
	BDO Unibank, Inc.	113,720	253,758
	Globe Telecom, Inc.	3,020	118,862
	Megaworld Corporation	1,574,100	142,173
	Nickel Asia Corporation	376,600	50,021
	Puregold Price Club, Inc.	137,900	101,692
	Security Bank Corporation	31,380	94,697
	Semirara Mining and Power Corporation	26,640	77,279
			1,108,355
POLAND - 1.0%
	Asseco Poland S.A.	9,174	132,015
	KGHM Polska Miedz S.A.	23,875	384,030
	PGE S.A.	127,133	411,951
	Tauron Polska Energia S.A.	247,010	180,228
			1,108,224
RUSSIA - 2.3%
	Gazprom (c)	155,775	575,199
	LUKoil P.J.S.C. (c)	21,648	697,066
	MMC Norilsk Nickel P.J.S.C. (c)	51,351	650,360
	Severstal (b)(d)	85,250	713,116
			2,635,741
SINGAPORE - 1.2%
	ComfortDelGro Corporation Limited	196,000	421,877
	Mapletree Industrial Trust	162,300	174,097
	Singapore Airlines Limited	57,100	451,320
	Yangzijiang Shipbuilding Holdings Limited	432,100	335,434
			1,382,728
SOUTH AFRICA - 4.5%
	African Rainbow Minerals Limited	16,964	47,635
	AVI Limited	35,317	176,614
	Barloworld Limited	63,740	255,273
	FirstRand Limited	289,995	794,073
	Investec Ltd.	35,389	250,434
	Liberty Holdings Limited	29,618	220,467
	Mediclinic International, Ltd.	40,114	308,500
	Mondi Limited	7,568	150,284
	MTN Group Limited	28,460	244,421
	Naspers Limited N Shs	9,242	1,266,232
	Netcare Limited	172,819	378,619
	RMB Holdings Ltd.	148,799	534,767
	Sappi Ltd. (a)	58,572	247,029
	Sasol Ltd.	4,770	129,288
	Standard Bank of South Africa Ltd.	16,340	119,856
	Tsogo Sun Holdings Ltd.	49,688	77,710
			5,201,202
SOUTH KOREA - 8.5%
	BGF Retail Co., Ltd.	2,146	313,879
	Coway Co., Ltd.	6,707	481,053
	GS Retail Co., Ltd. (b)	11,175	512,742
	Hanwha Corporation	14,530	488,237
	Hite Jinro Co., Ltd.	8,040	160,450
	Hyosung Corporation	6,571	658,473
	Hyundai Motor Company Ltd.	1,376	174,853
	Hyundai Steel Co., Ltd.	4,482	190,931
	Kangwon Land Inc.	16,528	541,278
	KT&G Corporation	12,000	1,069,464
	LG Display Co., Ltd.	24,660	516,313
	Samsung Electronics Company, Ltd.	3,271	3,514,955
	Shinhan Financial Group Co., Ltd.	3,798	128,106
	SK Hynix Inc.	5,551	145,574
	SK Telecom Co., Ltd. (b)(c)	12,428	250,424
	Woori Bank	82,991	624,264
			9,770,996
TAIWAN - 10.7%
	ASUSTeK Computer, Inc.	101,488	840,404
	Chailease Holding Co., Ltd.	144,876	250,965
	Chinatrust Financial Holding Co., Ltd.	1,465,260	753,886
	Chunghwa Telecom Co., Ltd.	194,600	587,112
	CTCI Corporation	52,000	56,754
	Farglory Land Development Co., Ltd.	143,302	149,423
	Fubon Financial Holding Co., Ltd.	634,000	868,572
	Highwealth Construction Corp.	146,300	168,806
	Hon Hai Precision Industry Co., Ltd.	362,677	892,145
	Innolux Corporation	226,000	68,391
	Kings Town Bank	90,000	64,115
	MediaTek, Inc.	34,000	258,776
	Mega Financial Holding Co., Ltd.	836,000	540,841
	Pegatron Corporation	381,416	836,057
	Pou Chen Corporation	302,000	396,268
	Powertech Technology, Inc.	478,000	948,811
	Realtek Semiconductor Corporation	128,000	306,683
	Ruentex Development Company Limited	147,000	191,766
	Ruentex Industries Ltd.	47,000	87,856
	Simplo Technology Co., Ltd.	54,000	172,618
	Taiwan Semiconductor Manufacturing Co., Ltd.	560,270	2,439,145
	Transcend Information, Inc.	28,000	73,054
	United Microelectronics Corporation	2,199,401	810,203
	Vanguard International Semiconductor Corp.	279,000	363,540
	Wan Hai Lines, Ltd.	218,000	121,122
			12,247,313
THAILAND - 1.1%
	Delta Electronics PCL	150,100	319,095
	Krung Thai Bank PCL	1,357,946	630,199
	Thanachart Capital PCL	320,300	324,884
			1,274,178
TURKEY - 0.9%
	Eregli Demir ve Celik Fabrikalari T.A.S.	283,253	295,491
	Tofas Turk Otomobil Fabrikasi A.S.	36,755	239,013
	Turk Hava Yollari A.O. (a)	133,156	337,676
	Turkiye Is Bankasi A.S.	106,310	167,814
			1,039,994
UNITED ARAB EMERATES - 0.2%
	Abu Dhabi Commercial Bank	108,344	194,388

TOTAL COMMON STOCK
	(Cost $84,805,010)		72,523,726

Preferred Stock - 1.8%
BRAZIL - 0.7%
	Banco Bradesco S.A.	40,366	196,716
	Cia Energetica de Sao Paulo	60,700	205,594
	Itau Unibanco Holding S.A.	56,107	373,408
	Metalurgica Gerdau S.A.	122,700	51,483
			827,201
SOUTH KOREA - 1.1%
	Samsung Electronics Co. Ltd.	1,275	1,186,325

TOTAL PREFERRED STOCK
	(Cost $3,782,871)		2,013,526

Mutual Funds - 34.1%
UNITED STATES - 34.1%
	Pear Tree PanAgora Risk Parity Emerging Markets Fund*
	(Cost 48,464,163)	4,890,071	38,924,969

Rights - 0.0%
BRAZIL - 0.0%
	Banco Bradesco S.A. (a)	1,322	712
	(Cost $0)

Short Term Investments - 0.6%		Par Value	Value
	State Street Bank & Trust Co., Repurchase Agreement	662,027	$662,027
	.0%, 01/04/16, (Dated 12/31/15), Collateralized by 630,000 par
	U.S. Treasury Note-3.5% due 05/15/2020,
	Market Value $679,613, Repurchase Proceeds $662,028
	(Cost $662,027)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
	(Cost $137,714,071)		114,124,960

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.4%

Money Market - 1.4%
	Western Asset Institutional Cash Reserves - Inst.
	(Cost $1,558,138)	1,558,138	$1,558,138

TOTAL INVESTMENTS - 101.3%
	(Cost $139,272,209)		115,683,098
OTHER ASSETS & LIABILITIES (Net) - (1.3%)			(1,441,294)
NET ASSETS - 100%			$114,241,804

* Investment in affiliated security. This Fund is advised by Pear Tree Advisors, Inc. which also serves as advisor to Pear Tree PanAgora Dynamic Emerging Markets Fund.

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c)	ADR - American Depositary Receipts
(d)	GDR - Global Depositary Receipts
(e)	At December 31, 2015, the unrealized appreciation of investments
	based on aggregate cost for federal tax purposes of $138,056,126
	was as follows:

	Aggregate gross unrealized appreciation for all
	investments in which there is an excess of
	value over tax cost		$7,398,814
	Aggregate gross unrealized depreciation for all
	investments in which there is an excess of tax
	cost over value		(31,329,980)

	Net unrealized appreciation / (depreciation)		$(23,931,166)

The percentage of each investment category is calculated as a percentage of net assets.

	SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
	Financials		17.0%
	Information Technology		15.7%
	Industrials		5.5%
	Consumer Discretionary		5.4%
	Telecommunication Services		4.7%
	Energy		4.5%
	Consumer Staples		4.4%
	Materials		4.2%
	Utilities		2.6%
	Health Care		1.2%
	Mutual Funds		34.1%
	Cash and Other Assets (Net)		0.7%

Pear Tree Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

	Quoted Prices	Significant Other	Significant	Market Value at
Emerging Markets	In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2015
	Level 1	Level 2	Level 3	Total
Common Stock *	$49,337,254	$16,674,784	$-	$66,012,038
Common stock Units	168,737	964,131	-	1,132,868
Depository Receipts	5,204,723	-	-	5,204,723
Mutual Funds	38,924,969	-	-	38,924,969
Preferred Stock	-	2,013,526	-	2,013,526
Real Estate Investment Trust	174,097	-	-	174,097
Rights	-	712	-	712
Short Term Investments	1,558,138	662,027	-	2,220,165
Total	$95,367,918	$20,315,180	$0	$115,683,098

* Refer to Schedule of Investments for breakout by country.
* Transfers between Levels are recognized at the end of the reporting period.
* Emerging Markets Fund transferred $13,948,414 out of Level 1 into Level 2.
* Common Stock, Common Stock Unit and Preferred Stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries :

Emerging Markets

Automobiles	$174,853
Banks	2,301,860
Beverages	160,450
Chemicals	658,473
Diversified Financials	717,995
Electric Utilities	1,927,973
Electronic Equipment & Instruments	835,408
Food & Drug Retailing	949,667
Food Products	600,320
Hotels Retaurants & Leisure	541,278
Household Durables	896,977
Industrial Conglomerates	623,497
Insurance	171,224
Machinery	411,177
Metals & Mining	676,466
Oil & Gas	348,978
Paper & Forest Products	635,410
Pharmaceuticals & Biotechnology	711,780
Real Estate	142,172
Semiconducter Equipment & Products	4,846,854
Software & Services	132,015
Tobacco	1,069,464
Wireless Telecommunication Services	118,862

	$19,653,153

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
December 31, 2015

Common Stock - 91.4%
	Shares	Value
BRAZIL - 2.7%
Banco do Brasil S.A.	7,900	$29,433
BRF S.A.	1,300	18,204
CCR S.A.	15,500	49,169
Cetip S.A. Mercados Organizados	2,200	20,853
CIA Paranaense de Energia (c)	3,284	19,277
Cielo S.A.	6,480	55,018
Companhia Energetica de Minas Gerais (c)	7,462	11,193
Cosan S.A. Industria e Comercio	9,000	57,327
CPFL Energia S.A. (a)(c)	4,467	33,145
Embraer S.A. (c)	1,349	39,849
Fibria Celulose S.A.	2,000	26,232
Gerdau S.A. (c)	9,500	11,400
Hypermarcas S.A. (a)	4,500	24,694
KLABIN S.A.	5,000	29,637
Localiza Rent a Car S.A.	6,000	37,642
Lojas Americanas S.A.	11,375	35,854
Lojas Renner S.A..	9,700	41,926
Natura Cosméticos S.A.	5,100	30,281
Odontoprev S.A.	30,000	71,659
Porto Seguro S.A.	2,600	18,920
Qualicorp S.A.	14,100	50,359
Raia Drogasil S.A.	4,400	39,460
Telefonica Brasil S.A. (c)	5,751	51,932
TIM Participacoes S.A. (c)	6,144	52,101
Totvs S.A.	8,300	65,099
Tractebel Energia S.A.	1,900	16,084
Transmissora Alianca de Energia Eletrica S.A.	6,100	25,826
Ultrapar Participacoes S.A.	2,800	42,783
Vale S.A.	3,500	11,527
Weg S.A.	15,480	58,496
		1,075,380
CHILE - 5.0%
AES Gener S.A.	207,567	92,242
Aguas Andinas S.A.	180,221	91,815
Banco de Chile	842,384	86,402
Banco de Crédito e Inversiones	2,283	86,345
Banco Santander Chile (c)	5,562	98,114
Cencosud S.A.	39,498	78,204
Colbun S.A.	329,877	79,089
Compania Cervecerias Unidas S.A. (c)	4,663	101,001
Corpbanca S.A. (c)	6,937	81,163
Empresa Nacional de Electricidad S.A. (c)	2,531	93,799
Empresa Nacional de Telecomunicaciones S.A.	20,359	182,395
Empresas CMPC S.A.	53,790	115,012
Empresas Copec S.A.	18,946	161,225
Enersis S.A. (c)	6,997	85,013
LATAM Airlines Group S.A. (a)	26,082	137,551
Quimica y Minera de Chile S.A. (c)	6,667	126,740
S.A.C.I. Falabella	28,618	182,548
Sonda S.A.	86,591	158,738
		2,037,396
CHINA - 3.5%
Air China Ltd H Shares	34,000	26,846
Aluminum Corporation of China Limited H Shares (a)	114,000	37,947
Anhui Conch Cement Company Limited H	8,500	22,865
Bank of Communications Co., Ltd. H	40,000	28,178
Beijing Capital International Airport Co., Ltd. H	34,000	36,716
Beijing Enterprises Holdings Limited	2,500	15,160
Belle International Holdings Limited	18,000	13,516
Brilliance China Automotive Holdings, Ltd.	26,000	32,673
BYD Co., Ltd. H Shares (a)	2,500	13,773
China Coal Energy Co., Ltd. (b)	49,000	18,713
China Communications Construction Co., Ltd., Class H	15,000	15,308
China Communications Services Corporation Ltd. H	106,000	39,934
China Construction Bank Corporation	37,000	25,348
China Longyuan Power Group H	33,000	24,907
China National Building Material Co., Ltd. H	38,000	18,287
China Oilfield Services Limited H	18,000	15,536
China Petroleum & Chemical Corporation	52,000	31,465
China Pharmaceutical Group Limited	44,000	44,961
China Shenhua Energy Co., Ltd.	18,500	29,120
China Shipping Container Lines Co., Ltd. H (a)	42,000	11,705
China Taiping Insurance Holdings Co., Ltd. (a)	7,400	22,962
China Telecom Corporation Limited	142,000	66,687
Chongqing Changan Automobile Co., Ltd. B	10,400	22,945
CITIC Pacific Ltd.	18,000	31,909
Datang International Power Generation Co., Ltd.	68,000	20,793
Dongfeng Motor Group Company Limited	14,000	18,785
ENN Energy Holdings Ltd.	4,000	21,236
Fosun International	23,500	36,808
Haitian International Holdings Ltd.	16,000	23,781
Huadian Power International Corp. Ltd. Class H	30,000	19,585
Huaneng Power International Inc. H	44,000	38,035
Industrial & Commercial Bank of China Ltd.	39,000	23,548
Jiangsu Expressway Co. Ltd. - H	20,000	26,991
Kingsoft Corporation Ltd.	11,000	26,851
PetroChina Company Limited (c)	505	33,123
Qihoo 360 Technology Co. Ltd. (a)(c)	359	26,139
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	24,942
Shanghai Fosun Pharmaceutical Group Class H	12,000	34,758
Shanghai Pharmaceuticals Holding Co., Ltd.	18,500	40,051
Shenzhou International Group	6,000	34,487
Sino Biopharmaceutical Limited	60,000	54,498
Sino-Ocean Land Holdings Ltd.	49,000	31,420
Sinopec Shanghai Petrochemical Co., Ltd. (a)	59,000	23,521
Sinopharm Group Co., Ltd. H	9,600	38,520
Tingyi (Cayman Islands) Holding Corporation	28,000	40,099
Tsingtao Brewery Co., Ltd.	8,000	36,228
Yanzhou Coal Mining Company Limited (b)	38,000	17,748
Zhejiang Expressway Co., Ltd.	20,000	24,049
Zijin Mining Group Co., Ltd.	116,000	30,531
ZTE Corporation H	17,560	40,010
		1,433,998
COLOMBIA - 1.3%
Cementos Argos S.A.	29,769	91,150
Corp Financiera Colombiana S.A.	3,321	40,674
Corporación Financiera Colombiana S.A.	2,149	25,133
Ecopetrol S.A.	257,609	90,076
Grupo Argos S.A.	15,147	77,298
Grupo de Inversiones Suramericana SA	6,194	69,657
Interconexión Electrica S.A.	45,457	105,677
		499,665
CZECH REPUBLIC - 0.8%
CEZ A.S.	8,076	144,189
Komercni Banka A.S.	760	151,175
Telefónica Czech Republic, A.S.	3,950	39,841
		335,205
EGYPT - 0.9%
Commercial International Bank	28,817	139,852
Global Telecom Holding S.A.E. (a)(d)	102,062	132,681
Talaat Moustafa Group (TMG) Holding	128,264	104,838
		377,371
GREECE - 1.3%
Alpha Bank A.E. (a)	14,794	39,998
Eurobank Ergasias S.A. (a)	12,972	14,649
Folli-Follie S.A.	3,316	62,292
Hellenic Telecommunication Organization S.A.	10,873	109,092
Jumbo S.A. (a)	7,684	80,934
Opap S.A.	6,900	60,688
Piraeus Bank S.A. (a)	83,070	25,076
Public Power Corporation S.A. (a)	14,669	61,802
Titan Cement Company S.A.	4,109	78,571
		533,102
HONG KONG - 1.9%
AAC Technologies Holdings Inc. (b)	3,000	19,488
Alibaba Health Information Technology Ltd. (a)	52,000	36,027
ANTA Sports Products, Ltd.	12,000	32,977
China Gas Holdings Ltd.	20,000	28,900
China Jinmao Holdings Group Ltd.	50,000	17,095
China Mengniu Dairy Company Limited	13,000	21,200
China Merchants Holdings International Co., Ltd.	6,000	19,082
China Mobile Limited	5,000	56,446
China Resources Enterprise	22,000	47,174
China Resources Gas Group Limited	12,000	35,764
China Resources Power Holdings Co., Ltd.	16,000	31,006
China Unicom (Hong Kong) Limited (c)	5,202	62,736
GCL-Poly Energy Holdings Ltd.	104,000	15,699
Guangdong Investment Limited	48,000	67,751
Hanergy Thin Film Power Group Ltd. (a)	36,000	-
Hengan International Group Co., Ltd.	4,500	42,499
Lenovo Group Limited	30,000	30,461
Semiconductor Manufacturing International Corp. (a)	267,000	27,214
Shanghai Industrial Holdings Limited	12,000	31,584
Sihuan Pharmaceutical Holdings Group Ltd.	48,000	13,655
Soho China Limited	31,000	15,079
Sun Art Retail Group Ltd.	33,500	25,285
Tencent Holdings Limited	2,000	39,402
Want Want China Holdings Limited	56,000	41,689
		758,213
HUNGARY - 0.7%
MOL Hungarian Oil an Gas Nyrt.	1,791	87,714
OTP Bank Nyrt.	4,484	92,433
Richter Gedeon Nyrt	5,149	97,260
		277,407
INDONESIA - 7.1%
PT Adaro Energy Tbk	2,853,700	106,613
PT AKR Corporindo Tbk	119,900	62,407
PT Astra Agro Lestari Tbk	50,400	57,950
PT Astra International Tbk	147,000	63,982
PT Bank Central Asia Tbk	71,500	68,984
PT Bank Danamon Indonesia Tbk	271,300	62,979
PT Bank Mandiri Tbk	86,500	58,043
PT Bank Negara Indonesia (Persero) Tbk	133,300	48,253
PT Bank Rakyat Indonesia Tbk	75,800	62,823
PT Bumi Serpong Damai Tbk	472,900	61,750
PT Charoen Pokphand Indonesia Tbk	236,600	44,625
PT Global Mediacom Tbk	1,233,200	98,405
PT Gudang Garam Tbk	24,900	99,347
PT Indocement Tunggal Prakarsa Tbk	108,800	176,203
PT Indofood CBP Sukses Makmur Tbk	105,400	103,030
PT Indofood Sukses Makmur Tbk	208,400	78,235
PT Jasa Marga (Persero) Tbk	441,200	167,230
PT Kalbe Farma Tbk	2,146,700	205,560
PT Lippo Karawaci Tbk	592,500	44,486
PT Matahari Department Store Tbk	68,000	86,819
PT Media Nusantara Citra Tbk	613,100	82,503
PT Perusahaan Gas Negara (Persero) Tbk	784,600	156,237
PT Semen Indonesia (Persero) Tbk	168,500	139,347
PT Summarecon Agung Tbk	305,100	36,519
PT Surya Citra Media Tbk	455,700	102,479
PT Telekomunikasi Indonesia Tbk (c)	3,589	159,352
PT Unilever Indonesia Tbk	32,200	86,427
PT United Tractors Tbk	122,200	150,257
PT XL Axiata Tbk (a)	369,800	97,916
Tower Bersama Infrastructure (a)	211,200	90,011
		2,858,772
MALAYSIA - 6.4%
AirAsia Berhad	77,200	23,195
Alliance Financial Group Berhad	35,600	29,518
AMMB Holdings Berhad	34,500	36,400
Astro Malaysia Holdings Berhad	106,300	68,333
Axiata Group Berhad	54,300	81,067
Berjaya Sports Toto Berhad	92,235	65,522
British American Tobacco (Malaysia) Berhad	3,700	48,328
Bumi Armada Berhad	243,950	57,955
CIMB Group Holdings Berhad	39,000	41,239
Dialog Group Berhad	151,756	56,553
DiGi.Com Berhad	78,300	98,479
Felda Global Ventures Holdings Berhad	106,400	42,377
Gamuda Berhad	33,700	36,577
Genting Berhad	25,400	43,423
Genting Malaysia Berhad	56,700	57,842
Genting Plantation Berhad	33,500	82,706
Hong Leong Bank Berhad	16,000	50,085
Hong Leong Financial Group Berhad	14,300	46,496
IHH Healthcare Berhad	94,500	144,826
IJM Corporation Berhad	41,200	32,434
IOI Corporation Berhad	77,100	80,090
IOI Properties Group Berhad	70,000	36,683
Kuala Lumpur Kepong Berhad	17,800	94,856
Lafarge Malaysia Berhad	20,500	42,399
Malayan Banking Berhad	19,200	37,564
Malaysia Airports Holdings Berhad	24,400	31,882
Maxis Berhad	67,200	106,431
MISC Berhad	25,600	55,869
Petronas Chemicals Group Berhad	83,600	141,556
Petronas Dagangan Berhad	17,900	103,644
Petronas Gas Berhad	15,800	83,536
PPB Group Berhad	17,100	63,326
Public Bank Bhd	10,400	44,860
SapuraKencana Petroleum Berhad	129,500	60,927
Sime Darby Berhad	24,800	44,765
Telekom Malaysia Berhad	72,600	114,645
Tenaga Nasional Berhad	26,800	83,143
UMW Holdings Berhad	18,100	33,177
Westports Holdings Bhd	24,000	23,030
YTL Corporation Berhad	270,100	98,767
YTL Power International Berhad	244,100	84,143
		2,608,648
MEXICO - 5.6%
Alfa S.A.B. de C.V., Series A	38,800	76,995
America Movil S.A.B. Series L (c)	14,510	204,011
Arca Continental S.A.B. de C.V.	8,500	51,739
Cemex S.A. de C.V. (a)(c)	8,543	47,585
Cemex S.A.B. CPO (a)	37,315	20,394
Coca-Cola FEMSA SAB de C.V. (c)	744	52,683
Compartamos, S.A.B de C.V.	47,700	91,939
Controladora Comercial Mexicana S.A. de C.V.	17,900	49,353
El Puerto de Liverpool S.A.B. de C.V.	13,600	166,641
Fibra Uno Administracion S.A. de C.V.	48,484	107,094
Fomento Economico Mexicano S.A.B. (c)	514	47,468
GRUMA, S.A.B. de C.V., Series B	4,500	63,443
Grupo Aeroportuario del Pacifico S.A.B. (c)	1,179	104,082
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	6,305	89,507
Grupo Bimbo, S.A. de C.V. (a)	17,700	47,103
Grupo Carso SAB de C.V., Series A1	17,700	74,097
Grupo Comercial Chedraui S.A. de C.V	13,500	35,816
Grupo Financiero Banorte SAB de C.V.	17,000	93,703
Grupo Financiero Inbursa SAB de C.V.	44,900	81,477
Grupo Lala SAB de C.V.	21,500	49,853
Grupo Mexico S.A.B. de C.V., Series B	36,200	77,435
Grupo Televisa S.A.B. (c)	5,011	136,349
Industrias Penoles SAB de C.V.	6,905	71,174
Kimberly-Clark de Mexico S.A. de C.V., Class A	22,400	52,370
Mexichem SAB de C.V.	34,200	76,935
OHL Mexico, S.A.B. de C.V. (a)	57,400	60,541
Promotora Y Operadora de Infraestructura, S.A.B. de C.V. (a)	7,200	84,948
Santander Mexico SAB de C.V.	36,600	64,224
Wal-Mart de Mexico, S.A.B. de C.V.	30,500	77,141
		2,256,100
PERU - 0.7%
Companhia de Minas Buenaventura S.A. (a)(c)	13,050	55,854
Credicorp Ltd.	1,201	116,881
Southern Copper Corporation (b)	3,566	93,144
		265,879
PHILIPPINES - 7.5%
Aboitiz Equity Ventures, Inc.	98,670	121,516
Aboitiz Power Corporation	313,500	277,823
Alliance Global Group, Inc.	254,500	87,078
Ayala Corporation	5,840	93,827
Ayala Land Inc.	116,600	85,365
Bank of the Philippine Islands	48,436	86,311
BDO Unibank, Inc.	36,690	81,871
DMCI Holdings, Inc.	428,650	125,712
Energy Development Corporation	1,466,500	193,227
Globe Telecom, Inc.	5,685	223,751
GT Capital Holdings Inc.	3,520	98,744
International Container Terminal Services, Inc.	82,410	123,120
JG Summit Holdings, Inc.	79,420	123,717
Jollibee Foods Corporation	79,660	370,748
Megaworld Corporation	777,000	70,178
Metro Pacific Investments Corporation	720,600	79,633
Metropolitan Bank & Trust Company	39,398	67,401
Philippine Long Distance Telephone Company (b)(c)	2,406	102,857
Philippine Long Distance Telephone Company (The)	2,305	100,910
Robinsons Land Corporation	79,900	46,695
SM Investments Corporation	6,598	121,149
SM Prime Holdings, Inc.	179,300	82,686
Universal Robina Corporation	70,610	279,109
		3,043,428
POLAND - 4.9%
Alior Bank S.A. (a)	2,100	35,380
Bank Handlowy w Warszawie S.A.	3,198	58,254
Bank Millennium S.A. (a)	37,980	53,499
Bank Pekao S.A.	1,490	54,169
Bank Zachodni WBK S.A.	749	53,891
CCC S.A.	2,142	75,187
Cyfrowy Polsat S.A. (a)	17,925	94,821
ENEA S.A.	27,873	79,796
Energa S.A.	29,044	93,008
Eurocash S.A.	13,304	163,471
Grupa Azoty S.A. (a)	4,328	109,100
Grupa LOTOS S.A. (a)	13,943	95,375
KGHM Polska Miedz S.A.	6,164	99,148
LPP S.A.	68	95,700
mBank S.A.	412	32,775
Orange Polska S.A.	101,318	168,386
PGE S.A.	26,797	86,831
PKO Bank Polski S.A. (a)	7,311	50,621
Polski Koncern Naftowy ORLEN S.A.	5,873	100,955
Polskie Gornictwo Naftowe i Gazownictwo S.A.	92,320	120,220
PZU S.A.	7,140	61,539
Synthos S.A.	102,206	98,655
Tauron Polska Energia S.A.	140,247	102,330
		1,983,111
QATAR - 6.3%
Barwa Real Estate Company Q.S.C.	9,010	98,976
Commercial Bank of Qatar Q.S.C.	11,751	148,126
Doha Bank Q.S.C.	10,019	122,441
Ezdan Holding Group Q.S.C.	16,396	71,594
Industries Qatar Q.S.C.	11,543	352,189
Masraf Al Rayan Q.S.C.	10,116	104,458
Ooredoo Q.S.C.	12,131	249,863
Qatar Electricity & Water Company Q.S.C.	7,389	439,123
Qatar Gas Transport Company Limited (Nakilat) Q.S.C.	51,118	327,796
Qatar Insurance Company	5,818	131,018
Qatar Islamic Bank SAQ	4,664	136,668
Qatar National Bank SAQ	3,076	147,832
Vodafone Qatar	59,524	207,606
		2,537,690
RUSSIA - 2.9%
ALROSA ao	104,700	80,225
Federal Hydro-Generating Company RusHydro OAO	3,102,000	28,433
Gazprom (c)	11,237	41,493
Magnit OJSC (Reg S) (d)	3,454	138,920
MegaFon (d)	6,880	80,152
MMC Norilsk Nickel P.J.S.C. (c)	6,445	81,626
Mobile TeleSystems (c)	8,848	54,680
Moscow Exchange MICEX-RTS	57,010	71,358
NovaTek OAO (Reg S) (d)	606	49,783
OAO Rostelecom	45,640	56,758
OC Rosneft OJSC (Reg S) (d)	11,492	39,946
RusHydro P.J.S.C. (b)(c)	114,561	109,520
Sberbank	55,720	77,338
Severstal (d)	7,131	59,651
Sistema JSFC (Reg S) (d)	12,303	72,588
Tatneft PAO (c)	1,495	39,393
VTB Bank OJSC	83,860,000	90,979
		1,172,843
SOUTH AFRICA - 4.6%
African Bank Investments Limited (a)	47,336	-
Anglo American Platinum Limited (a)	3,832	45,899
Anglogold Ashanti Ltd. (a)(c)	3,117	22,131
Aspen Pharmacare Holdings Limited	3,375	67,502
Barloworld Limited	18,840	75,453
Bidvest Group Limited	4,777	101,325
Discovery Ltd.	1,769	15,199
Exxaro Resources Ltd.	21,837	62,152
Foschini Limited	3,981	31,331
Gold Fields Limited	3,713	10,126
Gold Fields Ltd. (c)	13,043	36,129
Growthpoint Properties Limited	21,002	31,530
Hyprop Investments Limited	2,183	14,581
Impala Platinum Holdings Limited (a)	13,167	21,308
Imperial Holdings Limited	4,233	32,653
Investec Ltd.	4,159	29,432
Life Healthcare Group Holdings Ltd.	29,715	67,348
Massmart Holdings Ltd.	7,076	45,730
Mediclinic International, Ltd.	7,243	55,703
MMI Holdings Ltd.	25,358	36,054
Mondi Limited	2,017	40,053
Mr Price Group Ltd.	3,994	51,624
MTN Group Limited	6,906	59,310
Naspers Limited N Shs	446	61,106
Netcare Limited	27,555	60,369
Pick n Pay Stores Ltd.	10,396	43,671
Redefine Properties Ltd.	26,601	16,675
Remgro Limited	1,906	30,204
RMI Holdings Ltd.	6,849	17,134
Sanlam Limited	7,618	29,805
Sappi Ltd. (a)	13,874	58,514
Sasol Ltd.	2,679	72,613
Shoprite Holdings Ltd.	5,950	55,087
Spar Group Limited (The)	5,801	69,019
Steinhoff International Holdings N.V.	14,100	71,541
Telkom South Africa Limited	15,627	64,968
Tiger Brands Limited	2,360	48,263
Truworths International Ltd.	9,347	55,060
Vodacom Group (Proprietary) Limited	8,778	86,461
Woolworths Holdings Limited	9,145	59,190
		1,852,253
SOUTH KOREA - 5.8%
Amore Pacific Corporation	104	36,764
Amorepacific Group	360	45,439
BNK Financial Group, Inc.	3,249	23,331
Celltrion Inc. (a)	812	58,517
CJ CheilJedang Corp.	189	60,848
Daelim Industrial Co., Ltd.	169	9,671
Daewoo International Corporation	1,668	23,259
Daewoo Securities Co., Ltd.	1,770	14,295
DGB Financial Group Inc.	3,742	32,073
Dongbu Insurance Co., Ltd.	443	26,560
Doosan Heavy Industries & Construction Co., Ltd.	1,230	21,609
GS Holdings Corp.	1,490	64,426
Hana Financial Group, Inc.	1,389	27,957
Hankook Tire Co. Ltd.	714	28,650
Hanmi Pharmaceuticals, Co., Ltd. (a)	84	52,153
Hanmi Science Co., Ltd. (a)	317	34,875
Hyosung Corporation	364	36,476
Hyundai Marine & Fire Insurance, Co., Ltd.	912	28,039
Hyundai Mobis Co.,Ltd.	177	37,210
Hyundai Steel Co., Ltd.	806	34,335
Hyundai Wia Corp.	165	15,761
Industrial Bank of Korea	1,890	19,907
Kangwon Land Inc.	980	32,094
KB Financial Group Inc.	840	23,748
Korea Aerospace Industries, Ltd.	290	19,316
Korea Electric Power Corporation	2,346	100,038
Korea Gas Corporation	2,523	79,291
Korea Kumho Petrochemical Co., Ltd.	806	35,813
Korea Zinc Co., Ltd.	92	36,798
KT Corporation (a)(c)	7,023	83,644
KT&G Corporation	537	47,859
LG Chem Ltd.	141	39,502
LG Display Co., Ltd.	1,436	30,066
LG Household & Healthcare	45	40,297
LG Innotek Co., Ltd.	348	29,234
LG Uplus Corp.	9,711	86,132
Lotte Chemical Corporation	108	22,428
Lotte Confectionery Co. Ltd.	30	58,309
Lotte Shopping Co., Ltd.	258	51,158
NCSoft Corporation	168	30,518
NH Investment & Securities Co., Ltd.	3,347	28,830
Orion Corporation	42	41,765
Paradise Co., Ltd.	1,235	18,590
POSCO	281	39,902
Samsung C&T Corp.	196	23,402
Samsung Card Co, Ltd.	907	23,863
Samsung Electro-Mechanics Co., Ltd.	652	34,976
Samsung Electronics Company, Ltd.	33	35,461
Samsung Fire & Marine Insurance Co., Ltd.	151	39,600
Samsung Life Insurance Co., Ltd	422	39,589
Samsung SDI Company, Ltd.	221	21,487
Shinhan Financial Group Co., Ltd.	1,180	39,801
Shinsegae Co., Ltd.	211	41,389
SK C&C Co., Ltd.	135	27,690
SK Hynix Inc.	1,486	38,970
SK Innovation Co., Ltd.	498	55,213
SK Telecom Co., Ltd. (c)	3,509	70,706
S-Oil Corp.	1,026	69,476
Woori Bank	2,508	18,865
Yuhan Co., Ltd.	317	73,671
		2,361,646
TAIWAN - 6.4%
Asia Cement Corporation	56,808	47,388
Asia Pacific Telecom Co., Ltd. (a)	200,000	70,935
Chailease Holding Co., Ltd.	20,800	36,031
Cheng Shin Rubber Industry Co., Ltd.	27,900	45,273
Chicony Electronics Co., Ltd.	18,090	39,763
China Airlines Ltd. (a)	107,000	39,090
China Life Insurance Co,. Limited	41,140	31,625
China Steel Corporation	114,208	62,412
Chinatrust Financial Holding Co., Ltd.	29,985	15,427
Chunghwa Telecom Co., Ltd. (c)	3,356	100,781
Delta Electronics, Inc.	10,525	49,826
Eclat Textile Co., Ltd.	2,160	29,822
EVA Airways Corporation (a)	102,108	57,820
Evergreen Marine Corporation	101,000	40,742
Far Eastern New Century Corporation	61,473	48,191
Far EasTone Telecommunications Co., Ltd.	47,000	96,727
Feng Tay Enterprises Co., Ltd.	11,330	57,949
First Financial Holding Company Ltd.	79,768	37,156
Formosa Chemicals & Fiber Corporation	21,330	48,054
Formosa Petrochemical Corporation	81,000	194,319
Formosa Plastics Corporation	32,480	76,140
Formosa Taffeta Co., Ltd.	32,000	29,226
Fubon Financial Holding Co., Ltd.	14,000	19,180
Giant Manufacturing Co., Ltd.	7,000	46,671
Highwealth Construction Corp.	27,300	31,500
HIWIN Technologies Corp.	7,182	28,315
Hotai Motor Co., Ltd.	4,000	46,275
Hua Nan Financial Holdings Co., Ltd.	42,495	19,729
Lite-On Technology Corp.	27,210	26,384
Mega Financial Holding Co., Ltd.	23,751	15,365
Merida Industry Co., Ltd.	7,150	38,529
Nan Ya Plastics Corporation	29,100	54,041
OBI Pharma, Inc. (a)	4,000	79,764
Pou Chen Corporation	37,000	48,549
President Chain Store Corp.	17,000	106,357
Realtek Semiconductor Corporation	10,000	23,960
Ruentex Development Company Limited	23,000	30,004
Ruentex Industries Ltd.	21,000	39,255
SinoPac Financial Holdings Company	65,489	18,682
Standard Foods Corporation	44,302	110,731
Synnex Technology International Corp.	18,000	17,563
Taishin Financial Holding Co., Ltd.	151,934	52,731
Taiwan Cement Corporation	62,000	51,530
Taiwan Cooperative Financial Holding Co., Ltd.	61,772	25,858
Taiwan Fertilizer Co., Ltd.	37,000	48,493
Taiwan Mobile Co., Ltd.	34,000	103,510
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	1,057	24,047
TECO Electric & Machinery Co., Ltd.	59,000	47,240
Uni-President Enterprises Corporation	72,339	120,906
Wistron Corporation	39,168	22,179
Yuanta Financial Holding Co., Ltd.	33,660	12,451
Yulon Motor Co., Ltd.	37,000	34,018
Zhen Ding Technology Holding Limited	7,000	16,154
		2,614,668
THAILAND - 5.8%
Advanced Info Service For Rg	18,200	76,876
Airports of Thailand PCL	11,300	108,651
Bangkok Bank PCL (b)(e)	14,700	62,297
Bangkok Dusit Medical Services PLC	202,200	125,304
Banpu Public Company Limited (b)	106,000	46,542
BEC World PCL	95,500	80,943
BTS Group Holdings PCL (b)	498,100	125,961
Bumrungrad Hospital PLC	23,900	140,139
Central Pattana PCL	51,100	66,742
Charoen Pokphand Foods PCL	159,000	80,859
CP ALL PCL	82,600	90,094
Delta Electronics PCL	56,000	119,050
Glow Energy PCL	71,100	146,211
Home Product Center PCL (b)	588,919	111,287
Indorama Ventures Public Company Limited	117,000	69,254
IRPC PCL	441,300	52,733
Kasikornbank PCL	10,400	43,207
Kasikornbank PCL (e)	4,500	18,820
Krung Thai Bank PCL	134,200	62,280
Minor International PCL	88,690	89,343
PTT Exploration & Production PCL	39,700	63,160
PTT Global Chemical PCL	68,800	95,595
PTT PCL	6,700	45,430
Siam Cement Pub Co-for Reg	7,650	97,791
Siam Commercial Bank PCL	15,700	52,137
Thai Oil PCL	39,600	72,630
Thai Union Group PCL	199,500	95,356
TMB Bank Public Company Limited	948,600	63,794
True Corp. PCL (a)	310,289	57,772
		2,360,258
TURKEY - 4.6%
Akbank T.A.S.	20,669	47,521
Anadolu Efes Biracilik VE	10,043	65,102
Arcelik A.S.	16,468	78,946
BIM Birlesik Magazalar A.S.	4,336	76,406
Coca-Cola Icecek A.S.	7,494	95,511
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	58,131	51,865
Enka İnşaat ve Sanayi A.Ş.	35,848	55,603
Eregli Demir ve Celik Fabrikalari T.A.S.	97,857	102,085
Ford Otomotiv Sanayi A.S.	7,387	76,757
Haci Omer Sabanci Holding A.S.	12,469	35,429
Koç Holding A.S.	17,783	66,699
Petkim Petrokimya Holding A.S. (a)	78,392	123,475
TAV Havalimanlari Holding A.S.	9,549	59,606
Tofas Turk Otomobil Fabrikasi A.S.	13,398	87,125
Tupras - Turkiye Petrol Rafinerileri A.S. (a)	7,476	178,556
Turk Hava Yollari A.O. (a)	20,144	51,084
Turk Telekomunikasyon A.S.	69,594	130,395
Turkcell Iletisim Hizmetleri A.S.	9,898	33,626
Turkcell Iletisim Hizmetleri A.S. (a)(c)	7,788	66,120
Turkiye Garanti Bankasi A.S.	21,704	53,029
Turkiye Halk Bankasi A.S.	12,329	43,958
Turkiye Is Bankasi A.S.	27,214	42,958
Turkiye Sise ve Cam Fabrikalari A.S.	58,273	63,790
Turkiye Vakiflar Bankasi T-d	25,635	33,692
Ulker Biskuvi Sanayi A.S.	15,037	90,818
Yapi ve Kredi Bankasi A.S. (b)	49,816	56,242
		1,866,398
United Arab Emerates - 4.7%
Abu Dhabi Commercial Bank	60,933	109,324
Aldar Properties PJSC	151,271	95,548
Arabtec Holding Company PJSC (a)	430,258	146,426
DP World Ltd.	17,997	365,339
Dubai Financial Market PJSC	181,250	60,696
Dubai Islamic Bank PSJ	75,749	127,451
Emaar Malls Group P.J.S.C. (a)	209,669	157,551
Emaar Properties PJSC	57,150	88,534
Emirates Telecommunications Group Co. P.J.S.C.	102,589	449,682
First Gulf Bank PJSC	45,685	157,342
National Bank of Abu Dhabi PJSC	76,732	166,291
		1,924,184
TOTAL COMMON STOCK
(Cost $44,294,314)		37,033,615

Preferred Stock - 1.5%
BRAZIL - 0.4%
Banco Bradesco S.A.	3,720	18,129
Centrais Eletricas Brasileiras S.A.	11,200	29,555
Itausa-Investimentos Itau S.A.	7,018	12,205
Lojas Americanas S.A.	9,350	45,849
Suzano Papel e Celulose S.A.	8,700	41,100
Vale S.A., Class A	4,700	12,177
		159,015
CHILE - 0.2%
Embotelladora Andina S.A.	30,427	89,529

COLOMBIA - 0.4%
Bancolombia S.A..	8,082	54,992
Grupo Aval Acciones y Valores S.A.	190,281	65,335
Grupo de Inversiones Suramericana S.A.	4,985	54,647
		174,974
RUSSIA - 0.2%
AK Transneft OAO	19	50,493
Surgutneftegas OAO	75,100	45,404
		95,897
SOUTH KOREA - 0.3%
Hyundai Motor Company Ltd.	252	22,566
LG Chem Ltd.	149	31,387
Samsung Electronics Co. Ltd.	50	46,523
		100,476
TOTAL PREFERRED STOCK
(Cost $834,508)		619,891

Exchange Traded Funds - 1.5%
United States - 1.5%
iShares MSCI Emerging Markets Index Fund	100	3,219
Vanguard FTSE Emerging Markets ETF	10,310	337,240
WisdomTree India Earnings Fund	12,900	256,194
(Cost $594,732)		596,653

Exchange Traded Notes - 5.1%
United Kingdom - 5.1%
iPath MSCI India Index ETN (a)	32,295	2,069,464
(Cost $1,838,007)

Rights - 0.0%
BRAZIL - 0.0%
Banco Bradesco S.A. (a)	122	66
(Cost $0)

HONG KONG - 0.0%
GCL-Poly Energy Holdings Ltd.	20,800	54
(Cost $0)

Warrants - 0.0%
THAILAND - 0.0%
Indorama Ventures Public Company Limited	1	0
(Cost $0)

Short Term Investments - 0.8%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	348,225	$348,225
.0%, 01/04/16, (Dated 12/31/15), Collateralized by 330,000 par
U.S. Treasury Note-3.5% due 05/15/2020,
Market Value $355,988, Repurchase Proceeds $348,225
(Cost $348,225)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $47,909,786)		40,667,968

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.5%
Money Market - 1.5%	Par Value	Value
Western Asset Institutional Cash Reserves - Inst.
(Cost $635,834)	$635,834	$635,834

TOTAL INVESTMENTS - 101.8%		41,303,802
(Cost $48,545,620)
OTHER ASSETS & LIABILITIES (Net) - (1.8%)		(730,749)
NET ASSETS - 100%		$40,573,053

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depository Receipts
(d) GDR - Global Depository Receipts
(e) NVDR - Non-Voting Depository Receipts
(f) At March 31, 2015, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $47,974,902 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$2,000,251
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(9,307,184)

Net unrealized appreciation / (depreciation)		$(7,306,933)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		19.4%
Telecommunication Services		11.7%
Industrials		11.0%
Consumer Staples		10.2%
Consumer Discretionary		9.6%
Materials		8.9%
Utilities		8.4%
Energy		6.9%
Health Care		4.0%
Information Technology		2.7%
Exchange Traded Notes		5.1%
Exchange Traded Funds		1.5%
Cash and Other Assets (Net)		0.6%

Pear Tree Risk Parity FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

	Quoted Prices	Significant Other	Significant	Market Value at
Risk Parity	In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2015
	Level 1	Level 2	Level 3	Total
Common Stock *	$17,571,440	$15,879,494	$13,655	$33,464,589
Common Stock Units	69,747	55,463		125,210
Depository Receipts	3,140,954	81,117		3,222,071
Mutual Funds	2,666,117	-		2,666,117
Preferred Stock	-	619,891	-	619,891
Real Estate Investment Trusts	221,745	-		221,745
Rights	54	66	-	120
Short Term Investments	635,834	348,225	-	984,059
Total	$24,305,891	$16,984,256	$13,655	$41,303,802

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Risk Parity
	Common Stock

Balances as of 03/31/2015	$35,479

Realized gain (loss)	$8,823

Change in unrealized appreciation
(depreciation)	$(9,149)

Purchases	$22,324

Sales	$(21,450)

Transfer into Level 3	$13,655

Transfer out of Level 3	$(36,027)

Balances as of 12/31/2015	$13,655

* Refer to Schedule of Investments for breakout by country.
* Transfers between Levels are recognized at the end of the reporting period.
* Risk Parity Fund transferred $ 13,594,950 out of Level 1 into Level 2, $ 34,758 out of
Level 2 into Level 1, $ 13,655 out of Level 2 into Level 3 and $ 36,027 out of Level 3 into Level 1.
* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries :

Risk Parity
Aerospace & Defense	$19,316
Airlines	137,551
Auto Components	81,621
Automobiles	86,549
Banks	1,979,981
Beverages	89,529
Chemicals	538,210
Construction & Engineering	156,992
Constructions Materials	581,789
Diversified Financial Services	690,201
Diversified Telecommunications	606,062
Electric Utilities	1,600,359
Electronic Equipment & Instruments	234,813
Food & Drug Retailing	361,994
Food Products	837,431
Gas Utilities	235,528
Health Care Providers & Services	387,461
Hotel Restaurant & Leisure	510,775
Household Products	126,724
Industrial Conglomerates	576,980
Insurance	214,247
Internet Software & Services	85,536
IT Consulting & Services	158,738
Machinery	246,395
Media	459,152
Metals & Mining	314,112
Multiline Retail	533,710
Oil & Gas	1,427,796
Paper & Forest Products	211,981
Personal Products	137,178
Pharmaceuticals & Biotechnology	522,036
Real Estate	574,055
Semiconductor Equipment & Products	120,954
Software & Services	65,099
Specialty Retail	153,213
Textiles & Apparel	170,887
Tobacco	147,206
Trading Companies & Distributors	62,407
Transportation & Infrastructure	524,962
Water Utilities	91,815
Wireless Telecommunication Services	574,686
	$16,636,031

* Common stock labeled as Level 3 balance consists of the market value of the associated Level 3 investments in the following industries :

Risk Parity

Pharmaceuticals & Biotechnology	$13,655
	$13,655

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2015 :
					Impact to
	Fair Value	Valuation	Unobservable		Valuation from a
Common Stock	December 31, 2015	Methodologies	Input (1)	Range	Decrease in Input (2)

Risk Parity	$13,655	Market Comparable	Comparability	100%	Decrease
			Adjustment
(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2015

Common Stock - 98.2%
	Shares	Value
AUSTRALIA - 3.3%
BHP Billiton plc (b)	1,136,100	$25,732,665
Northern Star Resources Limited	6,251,600	12,664,402
South32 (a)(b)	203,800	777,497
WorleyParsons Ltd.	4,388,300	14,805,600
		53,980,164

BELGIUM - 2.4%
Solvay S.A.	368,933	39,431,618

CANADA - 1.6%
Methanex Corporation	804,807	26,579,714

FINLAND - 4.4%
Caverion Corporation	840,216	8,238,503
Kone OYJ, Class B	759,800	32,316,362
Konecranes OYJ	971,780	24,164,235
YIT OYJ	1,438,416	8,176,563
		72,895,663
FRANCE - 6.9%
Christian Dior S.A.	181,173	30,836,894
Imerys S.A.	486,383	34,022,695
Ipsos	738,780	17,022,765
Michelin (CGDE)	342,300	32,671,222
		114,553,576
GERMANY - 20.6%
BASF SE	384,500	29,526,244
Deutsche Telekom AG	2,451,119	44,421,206
Freenet AG	1,235,439	42,009,095
Hannover Rueck SE	365,800	41,964,573
Lanxess AG	647,100	29,989,237
Linde Group (The)	187,000	27,188,910
Muenchener Rueckvers AG	191,030	38,281,173
Symrise AG	603,150	40,166,862
Wincor Nixdorf AG	928,950	46,778,454
		340,325,754
HONG KONG- 2.1%
Guangdong Investment Limited	24,309,800	34,312,485
REXLot Holdings Limited *, (a)	155,556,155	200,697
		34,513,182
INDIA - 2.4%
Infosys Limited - SP (b)	2,378,180	39,834,515

IRELAND - 2.8%
Greencore Group plc	8,958,557	46,799,290

ISRAEL - 2.6%
Teva Pharmaceuticals SP (b)	657,619	43,166,111

ITALY - 0.9%
Trevi Finanziaria SpA	7,256,383	14,419,191

JAPAN - 6.6%
Asahi Group Holdings Limited	1,105,400	34,915,108
KDDI Corporation	1,642,800	43,079,536
Showa Denko K.K.	26,261,000	31,004,465
		108,999,109
NORWAY - 4.6%
DnB Bank ASA	2,498,292	30,947,501
SpareBank 1 SR-Bank ASA	3,312,673	14,687,611
Yara International ASA	682,300	29,474,116
		75,109,228
RUSSIA - 0.5%
Sberbank of Russia (b)	1,312,300	7,716,324

SOUTH AFRICA - 1.0%
Sasol Limited	604,135	16,374,719

SOUTH KOREA - 4.3%
Kia Motors Corporation (a)	886,500	39,767,942
Samsung Electronics Company Limited	29,145	31,318,664
		71,086,606
SWEDEN - 8.0%
Duni AB	1,779,500	29,801,726
Investor AB, Class B	904,856	33,477,685
Loomis AB, Class B	1,159,248	36,290,171
Svenska Handelsbanken AB, Class A	2,390,800	31,946,565
		131,516,147
SWITZERLAND - 2.0%
Novartis AG	374,850	32,476,898

THAILAND - 2.4%
Thai Oil PCL	21,527,800	39,484,085

UNITED KINGDOM - 18.8%
Barratt Developments plc	5,332,335	49,217,756
BBA Aviation plc	8,156,786	22,742,628
Bellway plc	1,201,206	50,228,912
International Game Technology	2,017,365	32,640,966
Persimmon plc	1,461,909	43,692,223
Rexam plc	3,983,418	35,504,405
Standard Chartered plc	2,820,574	23,443,129
Taylor Wimpey plc	17,808,118	53,328,332
		310,798,351

TOTAL COMMON STOCK		1,620,060,245
(Cost $ 1,446,991,787 )

SHORT TERM INVESTMENTS - 1.7%
	Par Value	Value
Money Market - 1.7%
State Street Institutional Liquid Reserves	$27,208,690	$27,208,690
(Cost $ 27,208,690)

TOTAL INVESTMENTS - 99.9%		1,647,268,935
(Cost $ 1,474,200,477)
OTHER ASSETS & LIABILITIES (NET) - 0.1%		1,669,685
NET ASSETS - 100%		$1,648,938,620

* Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.01% of net assets as of December 31, 2015.

(a) Non-income producing security
(b) ADR - American Depository Receipts
(c) At December 31, 2015, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 1,477,218,559 was as follows :

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost		$395,548,868
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value		(225,498,492)

Net unrealized appreciation/(depreciation)		$170,050,376

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		23.0%
Materials		22.0%
Financials		13.5%
Industrials		8.9%
Telecommunication Services		7.8%
Information Technology		7.1%
Consumer Staples		4.9%
Health Care		4.6%
Energy		4.3%
Utilities		2.1%
Cash and Other Assets (Net)		1.8%

Pear Tree Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

	Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value	In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2015
	Level 1	Level 2	Level 3	Total
Common Stock *	$616,319,755	$886,312,681	$200,697	$1,502,833,133
Depository Receipts	117,227,112	-	-	117,227,112
Short Term Investments	-	27,208,690	-	27,208,690
Total	$733,546,867	$913,521,371	$200,697	$1,647,268,935

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value
	Common Stock

Balances as of 03/31/2015	$-

Realized gain (loss)	$-

Change in unrealized appreciation
(depreciation)	$-

Purchases	$-

Sales	$-

Transfer into Level 3	$200,697

Balances as of 12/31/2015	$200,697

* Refer to Schedule of Investments for breakout by country.
* Transfers between Levels are recognized at the end of the reporting period.
* Foreign Value transferred $ 775,114,089 out of Level 1 into Level 2 and $ 200,697 out of Level 1 into Level 3.
* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries :

Foreign Value

Automobiles	$39,767,942
Banks	77,581,677
Beverages	34,915,108
Chemicals	187,349,834
Commerial Services and Supplies	44,528,674
Computers & Peripherals	46,778,454
Construction & Engineering	22,595,754
Diversified Financials	33,477,685
Diversified Telecommunication Services	86,430,301
Household Durables	29,801,726
Insurance	80,245,746
Machinery	56,480,597
Oil & Gas	39,484,085
Pharmaceuticals	32,476,898
Semiconducter Equipment & Products	31,318,664
Wireless Telecommunication Services	43,079,536
	$886,312,681

* Common stock labeled as Level 3 balance consists of the market value of the associated Level 3 investments in the following industries :

Foreign Value

Hotels Restaurant & Leisure	$200,697

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2015 :
					Impact to
	Fair Value	Valuation	Unobservable		Valuation from a
Common Stock	December 31, 2015	Methodologies	Input (1)	Range	Decrease in Input (2)

Foreign Value	$200,697	Market	Comparability	100%	Decrease
		Comparable	Adjustment

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2015

Common Stock - 96.5%
	Shares	Value
AUSTRALIA - 3.0%
Asaleo Care Ltd.	4,712,600	5,477,344
Programmed Maintenance Services Limited	2,147,900	3,865,981
WorleyParsons Ltd.	2,245,000	7,574,362
		16,917,687
AUSTRIA - 0.6%
Semperit AG Holding	100,500	3,393,877

BELGIUM - 1.9%
Kinepolis Group	237,500	10,676,615

BRAZIL - 1.8%
Equatorial Energia S.A.	1,164,537	10,078,672

CHINA - 2.9%
China Hongxing Sports Limited * (a)	10,258,400	72,395
Shanghai Mechanical & Electrical Industry Co.Limited - B	3,010,889	9,333,756
Xinhua Winshare Publishing and Media Co., Limited	7,568,500	6,913,477
		16,319,628
DENMARK - 2.3%
DFDS A/S	329,700	12,808,261

Egypt - 0.7%
Egypt Kuwait Holding Company S.A.E.	7,523,000	3,911,960

FINLAND - 1.2%
PKC Group OYJ	396,300	7,001,341

FRANCE - 2.0%
Bonduelle S.A.	157,619	3,943,308
Ipsos	317,067	7,305,771
		11,249,079
GERMANY- 4.3%
Freenet AG	296,500	10,082,001
QSC AG	1,697,139	2,782,685
Sixt SE	218,377	11,189,907
		24,054,593
HONG KONG - 6.1%
AMVIG Holdings Limited	9,038,000	3,754,756
Emperor Watch & Jewellery Limited	103,340,000	2,573,234
REXLot Holdings Limited *	151,273,023	195,171
Samson Holding Limited	35,101,800	4,347,645
Texwinca Holdings Limited	10,558,200	11,047,505
VST Holdings Limited (a)	21,587,360	5,848,874
VTech Holdings Limited	674,600	6,980,301
		34,747,486
INDIA - 6.3%
KRBL Limited	3,154,200	10,870,592
LIC Housing Finance Limited	1,406,200	10,827,674
NIIT Technologies Limited	742,375	6,508,493
South Indian Bank Limited	24,601,647	7,195,720
Usha Martin Group Limited (a)	2,720,000	419,371
		35,821,850
IRELAND - 6.1%
Glanbia plc	424,100	7,805,623
Greencore Group plc	1,893,172	9,889,886
IFG Group plc	2,097,385	5,078,701
UDG Healthcare plc	1,294,075	11,371,971
		34,146,181
ITALY - 3.0%
De'Longhi SpA	398,910	11,985,432
Trevi Finanziaria SpA	2,415,385	4,799,622
		16,785,054
JAPAN - 14.3%
BML Inc.	94,100	2,843,929
Chugoku Marine Paints Limited	1,264,000	9,374,251
Daicel Corporation	742,700	11,201,478
DaiichiKosho Co., Limited	255,200	10,195,269
IBJ Leasing Company, Limited	519,300	10,694,709
Nihon House Holdings Co., Limited	2,001,700	7,688,925
Prima Meat Packers Limited	3,197,000	8,665,325
Unipres Corporation	440,600	10,081,324
VT Holdings Co., Limited	1,619,400	9,734,577
		80,479,787
NORWAY - 4.7%
ABG Sundal Collier Holding ASA	5,331,038	3,981,528
Borregaard ASA.	1,100,000	6,130,554
SpareBank Nord-Norge	865,996	3,585,601
SpareBank 1SMN	1,119,065	6,375,683
SpareBank 1 SR-Bank ASA	1,405,626	6,232,214
		26,305,580
PHILIPPINES - 1.9%
Manila Water Company, Inc.	20,257,870	10,676,765

Portugal - 1.1%
Redes Energéticas Nacionais, SGPS, S.A.	2,095,500	6,330,156

SINGAPORE - 2.1%
Breadtalk Group Limited	4,185,900	3,338,085
M1 Limited	4,346,600	8,343,509
		11,681,594
SOUTH AFRICA - 1.3%
Clicks Group Limited	1,303,830	7,499,329

SWEDEN - 3.6%
Duni AB	178,692	2,992,599
Loomis AB, Class B	377,600	11,820,739
Nolato AB, Class B	175,129	5,337,308
		20,150,646
SWITZERLAND - 0.8%
Vetropack Holding AG	3,018	4,699,386

TAIWAN - 4.6%
Chong Hong Construction Co., Ltd.	4,136,055	6,031,511
Holtek Semiconductor, Inc.	5,489,900	8,490,484
Huaku Development Co., Ltd.	2,410,100	4,321,700
WT Microelectronics Co., Limited (a)	6,587,848	7,119,938
		25,963,633
THAILAND - 5.0%
Hana Microelectronics PCL	8,004,680	7,952,405
Ratchaburi Electricity Generating Holding PCL	6,951,000	9,175,281
Thai Union Group PCL	23,844,996	11,397,358
		28,525,044
UNITED KINGDOM - 14.9%
Alternative Networks plc	1,402,082	10,026,404
BBA Aviation plc	3,960,215	11,041,812
Character Group plc	376,500	2,595,235
Clarkson plc	116,300	3,859,982
Crest Nicholson Holdings plc	1,164,800	9,566,137
Galliford Try plc	344,528	7,746,837
Halfords Group plc	1,161,258	5,742,775
Lancashire Holdings Limited	1,273,344	11,790,587
The Restaurant Group plc	835,700	8,446,716
Vitec Group plc	301,804	2,681,094
Wetherspoon (J.D.) plc	979,000	10,804,497
		84,302,076

TOTAL COMMON STOCK		544,526,280
(Cost $ 538,528,929 )

Preferred Stock - 1.7%
GERMANY
Dräegerwerk AG	133,100	9,915,967
(Cost $ 14,225,000)

Short Term Investments - 1.9%	Par Value	Value
Money Market - 1.9%
State Street Bank Institutional Liquid Reserves	$10,615,701	10,615,701
(Cost $ 10,615,701)

TOTAL INVESTMENTS - 100.1%		565,057,948
(Cost $ 563,369,630)
OTHER ASSETS & LIABILITIES (NET) - (0.1%)		(682,699)
NET ASSETS - 100%		$564,375,249

* Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.03 % of net assets as of December 31, 2015.
(a) Non-income producing security
(b)	At December 31, 2015, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 563,478,792 was as follows :

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost		$85,756,074
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value		(84,176,918)

Net unrealized appreciation/(depreciation)		$1,579,156

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		25.4%
Industrials		15.4%
Financials		14.2%
Consumer Staples		10.9%
Information Technology		8.5%
Utilities		6.4%
Materials		6.3%
Telecommunication Services		5.5%
Health Care		4.3%
Energy		1.3%
Cash and Other Assets (Net)		1.8%

Pear Tree Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

	Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value Small Cap	In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2015
	Level 1	Level 2	Level 3	Total
Common Stock *	$299,299,708	$244,959,006	$267,566	$544,526,280
Preferred Stock	0	9,915,967	-	9,915,967
Short Term Investments	0	10,615,701	-	10,615,701
Total	$299,299,708	$265,490,674	$267,566	$565,057,948

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value Small Cap
	Common Stock

Balances as of 03/31/2015	$74,762

Realized gain (loss)	$-

Change in unrealized appreciation
(depreciation)	$(2,367)

Purchases	$-

Sales	$-

Transfer into Level 3	$195,171

Balances as of 12/31/2015	$267,566

* Refer to Schedule of Investments for breakout by country.
* Transfers between Levels are recognized at the end of the reporting period.
* Foreign Value Small Cap Fund transferred $ 202,846,959 out of Level 1 into Level 2 and $ 195,171 out of Level 1 into Level 3.
* Common and preferred stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries :

Foreign Value Small Cap

Auto Components	$10,081,324
Banks	16,193,498
Chemicals	26,706,283
Commercial Services & Supplies	23,010,646
Communications Equipment	5,337,308
Construction & Engineering	4,799,622
Containers & Packaging	4,699,386
Distributors	9,734,577
Diversified Financials	3,981,528
Diversified Telecommunication Services	12,864,686
Electronic Equipment & Instruments	7,952,405
Electric Utilities	19,253,953
Food Products	20,062,683
Health Care Providers & Services	2,843,929
Health Equipment & Supplies	9,915,967
Household Durables	22,666,956
Machinery	7,001,341
Manufacturing	3,393,877
Marine	12,808,261
Media	10,195,269
Trading Companies & Distributors	10,694,709
Water Utilities	10,676,765
	$254,874,973

* Common stock labeled as Level 3 balance consists of the market value of the associated Level 3 investments in the following industries :

Foreign Value Small Cap

Leisure Equipment & Products	$72,395
Hotels Restaurant & Leisure	195,171
	$267,566

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2015 :
					Impact to
	Fair Value	Valuation	Unobservable		Valuation from a
Common Stock	December 31, 2015	Methodologies	Input (1)	Range	Decrease in Input (2)

Foreign Value Small Cap	$267,566	Market	Comparability	100%	Decrease
		Comparable	Adjustment

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: February 26, 2016

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: February 26, 2016